Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Basis of presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP.
Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include revenue recognition, provision for inventory written down, allowance for doubtful accounts, valuation allowance for deferred tax assets, impairment for goodwill, put option liability, warranty liabilities, useful lives and impairment for property, plant and equipment and intangible assets. Actual results could differ from those estimates.

Liquidity and uncertainty

Liquidity and uncertainty

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to continue to obtain adequate financing arrangements to support its working capital requirements.

The Group recorded net losses of $13,431, $12,805 and net income of $10,132 for the years ended December 31, 2014, 2015 and 2016, respectively. The Group’s current liabilities exceeded its current assets by $1,756 at December 31, 2016.

Management is of the opinion that it has adequate sources of income and capital to fund the Group’s working capital and capital expenditure requirements, and to meet its short term debt obligations, and commitments as they become due. The sources include, but are not limited to, third party commitments to purchase developed real estate, as well as short term lines of credit extended to 2017 and new lines of credit established after year end.

Reclassification

Reclassification

Certain prior year amounts have been reclassified to conform with the current year presentation, specifically the revenue, costs and receivables related to real estate business segment. See Note 22 – Operating segment and geographic information.

Debts issuance cost

Debts issuance cost

During the year ended December 31, 2016, the Company adopted Accounting Standards Update (“ASU”) 2015-03, “Simplifying the Presentation of Debt Issuance Costs”, which requires that debt issuance cost related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the debt liability, consistent with debt discounts, without changing existing recognition and measurement guidance for debt issuance costs. Amortization of debt issuance costs is calculated using the effective interest method and is included as a component of financing costs. The new guidance is required to be applied on a retrospective basis and to be accounted for as a change in an accounting principle.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash	Restricted cash The Group’s restricted cash is related to security deposits held in designated bank accounts for issuance of bank acceptance.
Allowance for doubtful accounts

Allowance for doubtful accounts

Accounts receivable represent those receivables derived in the ordinary course of business. Notes receivable are bank accepted drafts related to trade receivables of revenue that are non-interest bearing and due within one year. The Group maintains an allowance for doubtful accounts for estimated losses on uncollected accounts receivable and notes receivable. Management considers the following factors when determining the collectability of specific accounts: creditworthiness of customers, aging of the receivables, past transaction histories with the customers and their current condition, changes in customer payment terms, specific facts and circumstances, and the overall economic climate in the industries the Group serves.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

•	Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair value are therefore determined using model-based techniques that include option pricing models, discounted cash flow (“DCF”) models, and similar techniques.

Inventories

Inventories

Inventories of the Group consist of raw materials, finished goods and work in progress. Inventories are stated at the lower of cost or market. Inventory costs also include expenses that are directly or indirectly incurred in the acquisition, including shipping and handling costs charged to the Group by suppliers. Inventory cost includes the cost of materials and supplies used in production, direct labor costs and allocated overhead costs such as depreciation, insurance, employee benefits, and indirect labor. Cost is determined using the weighted average method. Inventories are written down for provisions for obsolescence to net realizable value taking consideration of estimates of future demand, technology developments, and market conditions.

Assets held for sale

Assets held for sale

The Group considers property, plant and equipment to be assets held for sale when all of the following criteria are met: i) a formal commitment to a plan to sell a property was made and exercised; ii) the property is available for sale in its present condition; iii) actions required to complete the sale of the property have been initiated; iv) sale of the property is probable and the Group expects the completed sale will occur within one year; v) the property is actively being marketed for sale at a price that is reasonable given its current market value; and vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Upon designation as assets held for sale, the Group records each property at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and the Group ceases depreciation.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are carried at cost less accumulated depreciation and amortization. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Office building	47 or 48 years
Plant and machinery	4 years
Furniture, fixtures and equipment	4 years
Motor vehicles	4 years
Software application	3-4 years
Leasehold improvements	Shorter of the lease term or 4 years

Land use rights, net

Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated useful lives, which is generally 50 years and represents the shorter of the estimated usage periods or the terms of the agreements.

Acquired intangible assets, net

Acquired intangible assets, net

Acquired intangible assets with finite lives are amortized on a straight-line basis over their expected useful economic lives. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software license	2-5 years
Customer base	5 years
Contract backlog	2 months
Trade name and domain name	4 years

Impairment of long-lived assets and intangible assets with definite lives

Impairment of long-lived assets and intangible assets with finite lives

The Group reviews its long-lived assets and intangible assets with finite live for impairment whenever events or change in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amounts of the assets, the Group would recognize an impairment loss based on the fair value of these assets.

Deferred revenue

Deferred revenue

Deferred revenue relates to design fee revenue. Design fee advances are normally received from customers immediately after the design contracts are executed, such advances are recorded as deferred revenue and are recognized as revenue when a pre-agreed milestone has been reached.

Revenue recognition

Revenue recognition

Revenue related to mobile phone business segment

(1)	Product sales

Revenue from sales of products, including feature phones and smart phones designed by us and manufactured by Electronics Manufacturing Service (“EMS”) providers, wireless modules as well as other electronic components is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(2)	Design fee

Design fee is a fixed amount paid in installments according to pre-agreed milestones. In general, three milestones are identified in our design contracts with customers: GSM-based handsets industry-based standard referred to as full type approval, or FTA; the regulatory approval for its use in the intended country which, in the case of China, is a China-type approval, or CTA; and the beginning of mass production referred to as shipping acceptance, or SA. We recognize revenues in accordance with authoritative guidance with regard to software revenue recognition based on the proportional performance method using an output measure determined by the achievement of each milestone.

(3)	Component sales

Component sales revenue, including sales of mobile phone components other than finished mobile phone products (such as chips used in mobile products) is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

(4)	Brand name phone sales

Revenue from sales of brand name phones, represent mobile phone under our brands including Tecface, 17FOX and MOBIFOX. Our brand phones are designed by us and manufactured by EMS providers. Revenue is recognized when persuasive evidence of an arrangement exists, the fee is fixed or determinable, collection is reasonably assured, and in the period in which delivery or performance has occurred. The four criteria are generally met upon delivery of the product.

Revenue related to real estate business segment

The Company’s rental income includes rents that each tenant pays in accordance with the terms of each lease reported on a straight-line basis over the term of the lease. Since many of the Company’s leases may provide for rental increases at specified intervals, GAAP requires the Company to record a receivable, and include in revenues on a straight-line basis, unbilled rent receivables that the Company will only receive if the tenant makes all rent payments required through the expiration of the initial term of the lease. The Company defers the revenue related to lease payments received from tenants in advance of their due dates.

Rental revenue recognition commences when the tenant takes possession or controls the physical use of the leased space. For the tenant to take possession, the leased space must be substantially ready for its intended use. To determine whether the leased space is substantially ready for its intended use, the Company evaluates whether the Company owns or the tenant owns the tenant improvements. When the Company is the owner of tenant improvements, rental revenue recognition begins when the tenant takes possession of the finished space, which is when such improvements are substantially complete. When the Company concludes that the Company is not the owner (as the tenant is the owner) of tenant improvements, rental revenue recognition begins when the tenant takes possession of or controls the space. When the Company concludes that the Company is the owner of tenant improvements, the Company records the cost to construct the tenant improvements, including costs paid for or reimbursed by the tenants, as a capital asset. When the Company concludes that the tenant is the owner of tenant improvements for accounting purposes, the Company records its contribution towards those improvements as a lease incentive, which is included in deferred leasing costs, net on the consolidated balance sheets and amortized as a reduction to rental income on a straight-line basis over the term of the lease.

The Company’s leases generally provide for tenant reimbursement of a portion of common area maintenance expenses and other operating expenses to the extent that a tenant’s pro rata share of the expenses exceeds a base year level set in the lease or to the extent that the tenant has a lease on a triple net basis. Such cost recoveries from tenants are net with rent income.

Business taxes

The Group’s PRC subsidiaries are subject to business taxes at the rate of 5% on certain types of services and the related revenues are presented net of business taxes incurred. The Group reports revenue net of business taxes. Business taxes deducted in arriving to net revenue during 2014, 2015 and 2016 totaled $359, $227 and $65, respectively.

Discontinued operations

Discontinued operations

In December 2014, the Group entered into an agreement with Guanghuanxinwang for the sale of three floors owned by Techfaith China. The transaction price was approximately $23,045 (RMB 160 million). As of December 31, 2015, these were three floors with a total carrying value of $8,554 were classified as assets held for sale. As of December 31, 2016, the transaction was completed. A net gain of $14,939 was recognized as other operating income-net gain from the sale of real estate in 2016. (Details see Note 6 ASSETS HELD FOR SALE)

On March 1, 2017, the Group transferred the 100% ownership on Techfaith Intelligent Handset Beijing from Infoexcel Technology to a third party. Ms Chunjie Yuan, sister-in-law of Mr Deyou Dong, was assigned as legal representative of Techfaith Intelligent Handset Beijing. The restructure of the ownership of Techfaith Intelligent Handset Beijing is an arrangement for the future sale of the real estate owned by Techfaith Intelligent Handset Beijing, including land used rights, property and constructions in progress located in Xihongmen of Beijing, and a floor in a building located in Beijing. Prior to December 31, 2016, management had been authorized to approve and commit to a plan to sell the entity, therefore the major current assets, other assets, current liabilities, and noncurrent liabilities relevant to the disposal are reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), are reported as components of net income separate from the net income of continuing operations in accordance with ASC 205-20-45.

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and noncurrent liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the net income (loss) of continuing operations in accordance with ASC 205-20-45.

Reconciliation of the Carrying Amounts of Major Classes of Assets and Liabilities Classified as Held for Sale in the Consolidated Balance Sheet.

	December 31,
	2015	2016
Carrying amounts of major classes of assets held for sale:
Current assets:
Accounts receivable, net	$—	$655
Assets held for sale	11,445	2,697

Total assets held for sale	11,445	3,352

Non-current assets:
Property, plant and equipment, net	2,783	34,461
Construction in progress	110,913	75,869
Land use rights, net	7,474	6,820
Other non-current assets	39,680	35,754

Total other assets held for sale	160,850	152,904

TOTAL ASSETS CLASSIFIED AS HELD FOR SALE	$172,295	$156,256

Carrying amounts of major classes of liabilities included as part of discontinued operations:
Current liabilities:
Accrued expenses and other current liabilities	$14,656	$27,644

Total liabilities held for sale	14,656	27,644
TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$14,656	$27,644

Reconciliation of the Amounts of Major Classes of Income from Operations to be Disposed Classified as Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Income (Loss).

	Years ended December 31,
	2014	2015	2016
Operations to be disposed:
Net revenues:
Real estate	$956	$941	$891

Cost of revenues:
Real estate	(113)	(74)	(70)

Gross profit	843	867	821

Operating expenses:
General and administrative	(276)	(271)	(440)

Net income from discontinued operations	$567	$596	$381

Value added tax ("VAT") and VAT refund

Value added tax (“VAT”) and VAT refund

VAT on sales is calculated at 17% on revenue from product and component sales, 6% on revenue from design fees and paid after deducting input VAT on purchases. The Group reports revenue net of VAT. VAT during 2014, 2015 and 2016 totaled $15,458, $10,108 and $9,752, respectively.

For products sold to overseas customers by PRC entities, the Group is entitled to a refund of VAT paid at rate of 13% for some component sales and 17% for other products sales. The Group records VAT refund on accrual basis. VAT refund is recorded as other current assets on the consolidated balance sheets.

For the provisions of qualified revenue from design fees under the VAT reform pilot program, subsidiaries located in Shanghai and Beijing are entitled to a VAT exemption upon the application procedures and approval of in-charge tax authorities while input tax obtained for design activities are not deducted.

Operating leases expense

Operating leases expense

Leases where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Product warranty

Product warranty

The Group’s product warranty relates to the provision of bug fixing services to the Group’s designed mobile handset for a period of one to three years commencing upon the mass production of the mobile handset, and warranties to the Group’s customers on the sales of products for a period of one year. Accordingly, the Group’s product warranty accrual reflects management’s best estimate of probable liability under its product warranty. Management determines the warranty based on historical experience and other currently available evidence.

	2014	2015	2016
Balance at beginning of the year	$179	$193	$138
Provision during the year	506	106	79
Reversal during the year	(478)	(157)	(66)
Exchange difference	(14)	(4)	(5)

Balance at end of the year	$193	$138	$146

Government subsidies and grants

Government subsidies and grants

Some local governments in the PRC give subsidies to companies as an incentive to establish business in their jurisdiction. These government subsidies are recognized as subsidy income in the statements of operations and comprehensive income (loss) when they are received as the Group does not have further obligation to earn these subsidies. The Group recorded government subsidy income of $112, $162 and $20 for the years ended December 31, 2014, 2015 and 2016 respectively.

The Group also receives government grants as compensation of performing government endorsed projects. The grants are refundable until the Group achieves certain performance measures. These government grants are recorded as a liability until earned. The Group recognizes these grants as subsidy income once it completes the relevant projects and achieves the performance measures. The Group recorded such government subsidy income of $649, $nil and $nil for the years ended December 31, 2014, 2015 and 2016, respectively. The amount of $4,593, $4,400 and $4,177 were recorded as a liability on the balance sheets as of December 31, 2014, 2015 and 2016, respectively.

Research and development expenses

Research and development expenses

Research and development expenses are incurred in the development of handset design and wireless software application. Technological feasibility for the Group’s internally developed products is reached shortly before the products are released to customers. Expenses incurred after technological feasibility has historically been immaterial. Accordingly, the Group has expensed all research and development costs when incurred.

Advertising expenses

Advertising expenses

The Group expenses advertising expenses as incurred. Total advertising expenses were $7,722, $64 and $3,568 in 2014, 2015 and 2016, respectively and have been included as part of selling and marketing expenses.

Foreign Currency Translation

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar (“U.S. dollar”). The financial records of the Group’s subsidiaries located in the PRC are maintained in their local currency, the RMB, which is also the functional currency of these entities. The financial records of the Group’s subsidiaries located in Hong Kong and BVI are maintained in U.S. dollar, which is also the functional currency of these entities.

Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Exchange gains and losses are recognized in the consolidated statements of comprehensive income (loss).

The Group’s entities with functional currency other than U.S. dollar, translate their operating results and financial position into the U.S. dollar, the Group’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss).

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group did not identify significant unrecognized tax benefits for years ended December 31, 2014, 2015 and 2016. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the Group’s unrecognized tax benefits would not change significantly within 12 months from December 31, 2016.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income (loss).

Financial instruments

Financial instruments

Financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, notes receivable, accounts payable, notes payable, the put option, amount due to a related party, long-term loan and short-term loans.

Except for the put options and long-term loan, the carrying value of all the aforementioned financial instruments approximates their fair value due to the short-term nature of these instruments. The put option is carried at fair value and the long-term loan approximates its carrying value as the loan bears a floating interest rate which approximates the prevailing market interest rate.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, accounts receivable and notes receivable. The Group places its cash and cash equivalents with financial institutions with high credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers; however, upfront deposit based on a portion of the design fee under the contract will generally be required to be received when the design contract is entered into. The Group establishes an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues for year 2014, 2015 and 2016.

	Net revenues Year ended December 31,
	2014	2015	2016
A	N/A	N/A	23.9%
B	14.3%	15.7%	20.9%
C	13.1%	N/A	N/A
D	10.8%	N/A	N/A

	38.2%	15.7%	44.8%

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

	Accounts receivable As of December 31,
	2015	2016
A	19.6%	25.4%
E	N/A	19.9%
D	17.9%	N/A
F	16.3%	N/A
G	15.8%	N/A
H	15.4%	N/A

	85.0%	45.3%

N/A is represented for less than 10%.

Share-based payment

Share-based payment

Share-based payment transactions with employees, such as share options and nonvested shares, are measured based on the grant date fair value of the equity instrument issued, and recognized as compensation expense over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Shares awards issued to non-employees (other than non-employee directors), such as consultants, are measured at fair value at the earlier of the commitment date or the date the service is completed and recognized over the period the service is provided.

Net income per share

Net income (loss) per share

Basic net income (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted net income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation of the diluted net loss per share in periods when their effect would be anti-dilutive. The effect of the stock options is computed using the treasury stock method.

The Group changed the ratio of its American Depositary Shares (“ADSs”) to ordinary shares, par value US$0.00002 per share (“Shares”), from one (1) ADS to fifteen (15) ordinary shares to one (1) ADS to seventy-five (75) ordinary shares (the “Ratio Change”), effective on March 1, 2016. The Ratio Change had the same effect as one-for-five reverse ADS split to the Group’s ADS holders, but no impact on the number of the ordinary shares issued and outstanding and no new shares were issued in connection with the ADS ratio change.

Recent accounting pronouncements

Recent accounting pronouncements

In April 2016, FASB issued Accounting Standards Update No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The amendments clarify the following two aspects of Topic 606: (a) identifying performance obligations; and (b) the licensing implementation guidance. The amendments do not change the core principle of the guidance in Topic 606. The effective date and transition requirements for the amendments are the same as the effective date and transition requirements in Topic 606. Public entities should apply the amendments for annual reporting periods beginning after December 15, 2017, including interim reporting periods therein (i.e., January 1, 2018, for a calendar year entity). Early application for public entities is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

In May 2016, the FASB issued ASU No. 2016-11 Revenue Recognition (Topic 605) and Derivatives and Hedging (Topic 815); Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting, which is rescinding certain SEC Staff Observer comments that are codified in Topic 605, Revenue Recognition, and Topic 932, Extractive Activities – Oil and Gas, effective upon adoption of Topic 606. The Company does not expect the adoption of the ASU to have any impact on its consolidated financial statements.

In May 2016, FASB issued ASU No. 2016-12 – Revenue from Contracts with Customers (Topic 606); Narrow-Scope Improvements and Practical Expedients, which is intended to not change the core principle of the guidance in Topic 606, but rather affect only the narrow aspects of Topic 606 by reducing the potential for diversity in practice at initial application and by reducing the cost and complexity of applying Topic 606 both at transition and on an ongoing basis. The Company is assessing the impact of the adoption of the ASU on its consolidated financial statements, disclosure requirements and methods of adoption.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, to provide guidance on the presentation and classification of certain cash receipts and cash payments on the statement of cash flows. The guidance specifically addresses cash flow issues with the objective of reducing the diversity in practice. The guidance will be effective for the Company in fiscal year 2018, but early adoption is permitted. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In October 2016, the FASB issued ASU No. 2016-17, Consolidation (Topic 810): Interest Held through Related Parties That Are under Common Control, to provide guidance on the evaluation of whether a reporting entity is the primary beneficiary of a VIE by amending how a reporting entity, that is a single decision maker of a VIE, treats indirect interests in that entity held through related parties that are under common control. The amendments are effective for public business entities for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In November 2016, the FASB issued ASU No. 2016-18, “Statement of Cash Flows: Restricted Cash”. The amendments address diversity in practice that exists in the classification and presentation of changes in restricted cash on the statement of cash flows. The amendment is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The adoption of this guidance will increase Cash and Cash equivalents by the amount of restricted cash on the Company’s consolidated statement of cash flows.

In January 2017, the FASB issued ASU No. 2017-01, “Business Combinations (Topic 805): Clarifying the Definition of a Business”. The amendments in this ASU clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. Basically these amendments provide a screen to determine when a set is not a business. If the screen is not met, the amendments in this ASU first, require that to be considered a business; a set must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output and second, remove the evaluation of whether a market participant could replace missing elements. These amendments take effect for public businesses for fiscal years beginning after December 15, 2017 and interim periods within those periods, and all other entities should apply these amendments for fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company is currently evaluating the impact of this new standard on its consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income and comprehensive income and statements of cash flows.